Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	NR Satu	Golar Grand	Share Capital	Share Capital NR Satu	Share Capital Golar Grand	Treasury Shares	Treasury Shares NR Satu	Treasury Shares Golar Grand	Additional Paid-in Capital	Additional Paid-in Capital NR Satu	Additional Paid-in Capital Golar Grand	Contributed Surplus	Contributed Surplus NR Satu	Contributed Surplus Golar Grand	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] NR Satu	Accumulated Other Comprehensive Income (Loss) [Member] Golar Grand	Accumulated Earnings	Accumulated Earnings NR Satu	Accumulated Earnings Golar Grand	Noncontrolling Interest	Noncontrolling Interest NR Satu	Noncontrolling Interest Golar Grand
Balance at Dec. 31, 2010	$ 599,322			$ 67,808			$ (2,280)			$ 100,285			$ 200,000			$ (33,311)			$ 78,086			$ 188,734
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	68,275			0			0			0			0			0			46,650			21,625
Grant of share options	1,970			0			0			1,970			0			0			0			0
Dividends	(86,156)			0			0			0			0			0			(86,156)			0
Incorporation costs	40			0			0			40			0			0			0			0
Non-controlling interest dividend	(12,532)			0			0			0			0			0			0			(12,532)
Acquisition of non-controlling interests	(112,545)			11,604			0			3,853			0			1,377			0			(129,379)
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	287,783			0			0			183,010			0			0			0			104,773
Other comprehensive income (loss)	(2,115)			0			0			0			0			(3,014)			0			899
Impact of transfer of Golar Freeze, NR Satu and Grand to Golar Partners	0			0			0			96,732												(96,732)
Exercise of share options (including disposal of treasury shares)	11,778			825			2,280			12,493			0			0			(4,487)			667
Balance at Dec. 31, 2011	755,820			80,237			0			398,383			200,000			(34,948)			34,093			78,055
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,014,443			0			0			0			0			0			971,303			43,140
Grant of share options	1,357			0			0			1,357			0			0			0			0
Stock Issued During Period, Shares, Conversion of Convertible Securities	24,979			0			0			24,979			0			0			0			0
Exercise of share options	2,613			267			0			4,470			0			0			(2,124)			0
Dividends	(154,769)			0			0			0			0			0			(154,769)			0
Non-controlling interest dividend	(32,082)			0			0			0			0			0			0			(32,082)
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	317,119			0			0			50,753			0			0			0			266,366
Other comprehensive income (loss)	5,135			0			0			0			0			7,229			0			(2,094)
Impact of transfer of Golar Freeze, NR Satu and Grand to Golar Partners		0	0		0	0		0	0		85,781	88,319		0	0		0	0		0	0		(85,781)	(88,319)
Deconsolidation of Golar Partners	170,296			0			0			0			0			8,989			0			179,285
Balance at Dec. 31, 2012	1,764,319			80,504			0			654,042			200,000			(18,730)			848,503			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	135,713			0			0			0			0			0			135,713			0
Grant of share options	500			0			0			500			0			0			0			0
Exercise of share options	608			76			0			1,476			0			0			(944)			0
Dividends	(108,976)			0			0			0			0			0			(108,976)			0
Other comprehensive income (loss)	11,973			0			0			0			0			11,973			0			0
Balance at Dec. 31, 2013	$ 1,804,137			$ 80,580			$ 0			$ 656,018			$ 200,000			$ (6,757)			$ 874,296			$ 0